Geological and geophysical expenses (Tables)	12 Months Ended
Dec. 31, 2022
Geological and geophysical expenses
Schedule of Geological and Geophysical Expenses

Amounts in US$ ‘000	2022	2021	2020
Staff costs (Note 11)	7,097	6,042	12,653
Share-based payment (Note 11)	393	177	240
Communication and IT costs	1,743	1,071	850
Consultant fees	917	854	545
Allocation to capitalized project	(416)	(953)	(102)
Other services	795	700	765
	10,529	7,891	14,951